Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance as of June 30, 2022	$ 126,372	$ 309,076
Adoption of ASU 2016-13	13,372
Provision for doubtful accounts	11,238	2,508
Recovery of doubtful accounts	(15,788)	(180,518)
Write off for doubtful account	(67,599)
Foreign currency translation adjustments	(507)	(4,694)
Balance as of June 30, 2023	$ 67,088	$ 126,372